INTERCOMPANY NOTE PAYABLE	6 Months Ended
Jun. 30, 2017
INTERCOMPANY NOTE PAYABLE [Abstract]
INTERCOMPANY NOTE PAYABLE
AFFILIATE NOTES PAYABLE
During 2013, PBF Holding entered into notes payable with PBF Energy and PBF LLC. As of December 31, 2016 and 2015, PBF Holding had outstanding notes payable with PBF Energy and PBF LLC for an aggregate principal amount of $86,298 and $470,047, respectively. The notes have an interest rate of 2.5% and a five-year term but may be prepaid in whole or in part at any time, at the option of PBF Holding, without penalty or premium.

During 2016, PBF LLC converted $379,947 of the outstanding notes payable from PBF Holding to a capital contribution.
AFFILIATE NOTES PAYABLE
PBF Holding has entered into affiliate notes payable with PBF Energy and PBF LLC with an interest rate of 2.5% and a five year term, which may be prepaid in whole or in part at any time, at the option of PBF Holding, without penalty or premium. Additional borrowings may be made by PBF Holding under such affiliate notes payable from time to time. In the fourth quarter of 2016, the notes were extended to 2021. Additionally, in the fourth quarter of 2016, PBF LLC converted $379,947 of the outstanding affiliate notes payable from PBF Holding to a capital contribution. In the first quarter of 2017, PBF LLC converted the full amount of outstanding affiliate notes payable from PBF Holding of $86,298 to a capital contribution. Therefore, as of June 30, 2017, PBF Holding had no outstanding affiliate notes payable with PBF Energy and PBF LLC ($86,298 outstanding as of December 31, 2016).